Cash, Cash Equivalents and Restricted Cash - Breakdown of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents	$ 130,821	$ 149,604	$ 146,668
Restricted cash	8,976	8,638	6,526
Total cash, cash equivalents and restricted cash	139,797	158,242	$ 153,194	$ 124,223
Consolidated Entity, Excluding Consolidated VIE
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents	130,455	149,581
VIE
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents	$ 366	$ 23